As filed with the Securities and Exchange Commission on June 26, 2018

Securities Act File No. 333-188840

Investment Company Act File No. 811-22845

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500

Charlotte, NC 28202

(Address of Principal Executive Offices)

704-805-7200

(Registrant’s Telephone Number)

Janice M. Bishop

Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan

Brian D. McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7000

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On July 27, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BARINGS FUNDS TRUST

Explanatory Note

This Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 27, 2018, the effectiveness of the Registration Statement for Barings Funds Trust, filed in Post-Effective Amendment No. 13 on April 13, 2018 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 14 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 13.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte, and the State of North Carolina on the 26th day of June, 2018.

BARINGS FUNDS TRUST

By:	/s/ Duncan Robertson
Name:	Duncan Robertson
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name		Capacity	Date

/s/ Rodney J. Dillman*		Trustee	June 26, 2018
Rodney J. Dillman

/s/ Thomas M. Finke*		Trustee	June 26, 2018
Thomas M. Finke

/s/ Dr. Bernard A. Harris, Jr.*		Trustee	June 26, 2018
Dr. Bernard A. Harris, Jr.

/s/ Thomas W. Okel*		Trustee	June 26, 2018
Thomas W. Okel

/s/ Cynthia R. Plouché*		Trustee	June 26, 2018
Cynthia R. Plouché

/s/ Martin A. Sumichrast*		Trustee	June 26, 2018
Martin A. Sumichrast

/s/ Duncan Robertson		President and Chief Executive Officer	June 26, 2018
Duncan Robertson

/s/ Lesley Mastandrea		Treasurer	June 26, 2018
Lesley Mastandrea

/s/ Carlene Pollock		Principal Financial and Accounting Officer	June 26, 2018
Carlene Pollock

*By	/s/ Duncan Robertson		June 26, 2018
Duncan Robertson Attorney-in-Fact pursuant to Powers of Attorney previously filed.